Deferred Revenue	12 Months Ended
Dec. 31, 2018
Tradeweb Markets LLC
Entity Information [Line Items]
Deferred Revenue

10.           Deferred Revenue

The Company records deferred revenue when cash payments are received or due in advance of services to be performed. The recognized revenue and remaining balance is shown below (in thousands):

	Successor	Predecessor	Predecessor
	October 1,	January 1,	Year Ended
	2018 to	2018 to	December 31,
	December 31, 2018	September 30, 2018	2017
Deferred revenue balance – beginning of period	$28,280	$29,673	$42,184
New billings	26,609	100,091	127,312
Revenue recognized	(27,006)	(101,484)	(139,823)
Deferred revenue balance – end of period	$27,883	$28,280	$29,673